ING Investors Trust

ING Van Kampen Growth and Income Portfolio

Supplement dated January 13, 2009 to the Adviser Class Prospectus,

Institutional Class Prospectus, Service Class Prospectus

and Service 2 Class Prospectus each dated April 28, 2008.

Effective January 1, 2009, Thomas Bastian replaced James Gilligan as the lead portfolio manager to the Portfolio. In addition, Mary Jayne Maly was added as a co-portfolio manager to the Portfolio.

Effective January 1, 2009, the Prospectuses are revised as follows:

1.                                       All references to James Gilligan as a portfolio manager to the Portfolio are hereby deleted.

2.                                       The third paragraph under the section entitled “Description of the Portfolios – More on the Sub-Adviser” beginning on page 51 of the Adviser Class Prospectus, page 50 of the Institutional Class Prospectus, page 54 of the Service Class Prospectus and page 48 of the Service 2 Class Prospectus is hereby deleted and replaced with the following:

Name	Position and Recent Business Experience
Thomas Bastian, CFA

Mr. Bastian, Managing Director and lead portfolio manager of the Portfolio, joined Van Kampen in 2003 and has more than 10 years of investment experience. Mr. Bastian has managed the Portfolio since 2004. From 2001 to 2003, Mr. Bastian was a portfolio manager at Eagle Asset Management.

3.                                       The section entitled “Descriptions of the Portfolios – More on the Sub-Adviser” beginning on page 51 of the Adviser Class Prospectus, page 50 of the Institutional Class Prospectus, page 54 of the Service Class Prospectus and page 48 of the Service 2 Class Prospectus is hereby amended to add the following paragraph:

Name	Position and Recent Business Experience
Mary Jayne Maly, CFA	Ms. Maly has been associated with Van Kampen in an investment management capacity since 1992 and began co-managing the Portfolio in December 2008.

4.                                       The fifth paragraph under the section entitled “Description of the Portfolios – More on the Sub-Adviser” beginning on page 51 of the Adviser Class Prospectus, page 50 of the Institutional Class Prospectus, page 54 of the Service Class Prospectus and page 48 of the Service 2 Class Prospectus is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Investors Trust

ING Van Kampen Growth and Income Portfolio

Supplement dated January 13, 2009 to the Adviser Class,

Institutional Class, Service Class and Service 2 Class

Statement of Additional Information (“SAI”)

dated April 28, 2008

Effective January 1, 2009, Thomas Bastian replaced James Gilligan as the lead portfolio manager of the Portfolio. In addition, Mary Jayne Maly was added as a co-portfolio manager to the Portfolio.

Effective January 1, 2009, the SAI is revised as follows:

1.               All references to James Gilligan as a portfolio manager to the Portfolio are hereby deleted.

2.               The section entitled “Other Information About Portfolio Managers – ING Van Kampen Growth and Income Portfolio – Other Managed Accounts” found on page 224 of the SAI, is hereby amended to add the following:

Other Managed Accounts

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio	Number of		Number of	Total	Number of	Total
Manager	Accounts*	Total Assets	Accounts*	Assets	Accounts	Assets*
Mary Jayne Maly(1)	13	$22.7 billion	—	—	11	$2.3 billion

* None of these accounts have an advisory fee based on the performance of the account.

(1)                               As of October 31, 2008.

3.               The section entitled “Other Information About Portfolio Managers – ING Van Kampen Growth and Income Portfolio – Portfolio Manager Ownership of Securities,” found on page 226 of the SAI, is hereby amended to add the following:

Portfolio Manager Ownership of Securities

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Mary Jayne Maly(1)	None

(1)                               As of October 31, 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE